Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Sales, net	$ 144,926	$ 50,683	$ 232,094	$ 108,264	$ 141,760	$ 9,072,130
Cost of goods sold	53,006	14,997	58,156	57,687	83,290	466,802
Gross profit	91,920	35,686	173,938	50,577	58,470	8,605,328
Operating Expenses:
Product development		356,761	164,878	1,152,930	1,373,351	693,448
Sales and marketing	15,555	80,937	364,856	459,341	811,537	215,332
General and administrative, net	4,522,588	1,989,095	14,531,883	13,091,503	26,638,816	17,238,184
Transaction costs		55,038,544	25,000	55,038,544	55,038,544
Depreciation and amortization	216,436	67,730	421,096	205,111	273,772	818,203
Total operating expenses	4,754,579	57,533,067	15,507,713	69,947,429	84,136,020	18,965,167
Loss from operations	(4,662,659)	(57,497,381)	(15,333,775)	(69,896,852)	(84,077,550)	(10,359,839)
Other income (expense):
Other income	879	8,739	2,112	21,398	21,390	59,982
UK R&D tax credit	1,223,328	1,251,243	1,223,328	1,251,243	1,251,243
Loss on initial issuance of convertible note		(1,770,933)		(1,770,933)	(1,770,933)
Change in fair value of convertible note option liability	270	607,067	60,000	607,067	840,933
Change in fair value of warrant liabilities	555,498	(220,373)	660,622	(220,373)	200,124
Change in fair value of Earn-out Share Liability	4,720,000	24,750,000	13,520,000	24,750,000	38,040,000
Other expense	(19,155)	(36)	(46,351)	(9,346)	(244,732)	(21,857)
Interest expense	(442,867)	(451,881)	(1,822,448)	(1,352,823)	(1,808,243)	(5,318,817)
Total other income	6,037,953	24,173,826	13,597,263	23,276,233	36,529,782	(5,278,750)
Net income (loss)	$ 1,375,294	$ (33,323,555)	$ (1,736,512)	$ (46,620,619)	$ (47,547,768)	$ (15,638,589)
Net income (loss) per share:
Basic (in Dollars per share)	$ 0.03	$ (1.49)	$ (0.04)	$ (2.31)	$ (1.88)	$ (0.97)
Diluted (in Dollars per share)	$ 0.03	$ (1.49)	$ (0.04)	$ (2.31)	$ (1.88)	$ (0.97)
Weighted-average common stock outstanding used in per share amounts:
Basic (in Shares)	45,644,909	22,292,374	40,325,293	20,217,081	25,257,473	16,154,794
Diluted (in Shares)	45,670,396	22,292,374	40,325,293	20,217,081	25,257,473	16,154,794
Other comprehensive income (loss):
Foreign currency translation adjustment	$ 35,099	$ (1,597,335)	$ 224,092	$ (1,109,232)
Comprehensive income (loss)	$ 1,410,393	$ (34,920,890)	(1,512,420)	$ (47,729,851)	$ (46,752,023)	$ (17,071,977)
Previously Reported
Other income (expense):
Interest income						$ 1,942
Net income (loss)			$ (1,736,512)